ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 16,252	$ 13,202
Provisions	3,630	3,845
Insurance contracts that are liabilities	9,201	9,801
Other liabilities1	27,374	28,654
Accounts payable and other	$ 56,457	$ 55,502